Condensed Financial Information of the Company - Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [Line Items]
Operating expenses	¥ (632,768)	¥ (615,432)	¥ (620,388)
Interest and other income	15,560	15,885	15,883
Other gains/(losses)	4,029	2,906	2,389
Finance costs	(3,246)	(144)	(210)
Profit before taxation	142,133	153,895	148,137
Taxation	(35,342)	(35,944)	(33,723)
PROFIT FOR THE YEAR	106,791	117,951	114,414
Other comprehensive income for the year	1,050	2,240	(1,778)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	107,841	120,191	112,636
Parent [member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Dividend income	53,475	60,044	111,490
Operating expenses	(70)	(67)	(77)
Interest and other income	38	41	23
Other gains/(losses)	77	250	(87)
Finance costs	0		(2)
Profit before taxation	53,520	60,268	111,347
Taxation	(9)		(14)
PROFIT FOR THE YEAR	53,511	60,268	111,333
Other comprehensive income for the year	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 53,511	¥ 60,268	¥ 111,333